Common Stock and Additional Paid-in Capital - Common Stock Issued, Outstanding and Authorized and Additional Paid-in Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Issued and outstanding:
Common stock, shares issued	1,509,712	12,003,891	7,461,537
Common stock, shares outstanding	1,509,712	12,003,891	7,461,537
Common stock shares, authorized	17,948,717	162,461,535	86,153,844
Common stock, aggregate par value		$ 1	$ 1
Additional paid-in capital	7,344	2,200	382
Common stock outstanding, value		2,201	383
Nina
Issued and outstanding:
Common stock, shares issued		3,693,605	2,384,615
Common stock, shares outstanding		3,693,605	2,384,615
Common stock shares, authorized		53,846,153	28,461,538
Additional paid-in capital		147	57
Common stock outstanding, value		147	57
Pinta
Issued and outstanding:
Common stock, shares issued		3,693,605	2,384,615
Common stock, shares outstanding		3,693,605	2,384,615
Common stock shares, authorized		53,846,153	28,461,538
Additional paid-in capital		1,017	190
Common stock outstanding, value		1,017	190
Santa Maria
Issued and outstanding:
Common stock, shares issued		3,693,605	2,384,615
Common stock, shares outstanding		3,693,605	2,384,615
Common stock shares, authorized		53,846,153	28,461,538
Common stock, aggregate par value		1	1
Additional paid-in capital		1,036	135
Common stock outstanding, value		$ 1,037	$ 136
Atara
Issued and outstanding:
Common stock, shares issued		923,076	307,692
Common stock, shares outstanding		923,076	307,692
Common stock shares, authorized		923,076	769,230